WRL FINANCIAL FREEDOM BUILDER(R)
                      SUPPLEMENT DATED FEBRUARY 1, 2001 TO
                         PROSPECTUS DATED MAY 1, 2000 AS
                         SUPPLEMENTED SEPTEMBER 1, 2000

Beginning February 5, 2001, we will be issuing new Policies on a different administrative system called Cyberlife. Cyberlife restricts the number of active subaccounts in which you can invest at any one time to 12 subaccounts. Below is a chart by state showing the date new issues will begin being processed on Cyberlife. Due to possible system issues, these dates may fluctuate. If your Policy is issued after the date specified for your state, you will have the 12 subaccount limitation.

----------------------------------- -----------------------------------------------------
       DATE FOR NEW ISSUES                                 STATE
----------------------------------- -----------------------------------------------------
February 5, 2001                    Arizona, Florida, Nevada
----------------------------------- -----------------------------------------------------
February 19, 2001                   Hawaii, Maine, Michigan, Pennsylvania, West Virginia
----------------------------------- -----------------------------------------------------
March 12, 2001                      Alaska, Illinois, Texas
----------------------------------- -----------------------------------------------------
March 26, 2001                      Alabama, Colorado, Idaho, Louisiana, Maryland,
                                    Massachusetts, Mississippi, Missouri, Nebraska,
                                    Ohio, Oregon, Tennessee, Utah, Washington, Wisconsin
----------------------------------- -----------------------------------------------------
April 9, 2001                       Arkansas, Connecticut, Delaware, Georgia, Guam,
                                    Indiana, Iowa, Kansas, Kentucky, Minnesota,
                                    Montana, New Hampshire, New Jersey, New Mexico,
                                    North Carolina, North Dakota, Oklahoma, Puerto
                                    Rico, Rhode Island, South Carolina, South Dakota,
                                    Vermont, Virginia,  Washington, D.C., Wyoming
----------------------------------- -----------------------------------------------------
April 23, 2001                      California
----------------------------------- -----------------------------------------------------

On or about February 12, 2001, the WRL Series Fund will offer one new investment option under this Policy. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 5 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENT OPTIONS":

WRL SERIES FUND, INC.

         WRL LKCM Capital Growth

THE FOLLOWING INFORMATION IS ADDED TO THE PORTFOLIO ANNUAL EXPENSE TABLE ON PAGE 13 OF THE PROSPECTUS:

------------------------------------- ---------------- ----------- ------------ --------------------
                                        MANAGEMENT       OTHER      RULE 12B-1    TOTAL PORTFOLIO
             PORTFOLIO                     FEES         EXPENSES      FEES        ANNUAL EXPENSES
------------------------------------- ---------------- ----------- ------------ --------------------
WRL LKCM Capital Growth (11)               0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------

THE FOLLOWING IS ADDED TO THE TABLE IN FOOTNOTE (9) ON PAGE 14 OF THE
PROSPECTUS:

------------------------------------- ---------------- -------------------- --------------------------
                                          EXPENSE        REIMBURSEMENT       EXPENSE RATIO WITHOUT
                                           LIMIT             AMOUNT               REIMBURSEMENT
------------------------------------- ---------------- -------------------- --------------------------
WRL LKCM Capital Growth                    1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------

The following footnote is added to page 14 of the Prospectus:

(11) Because this portfolio did not commence operations until February 12, 2001, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

THE FOLLOWING INFORMATION IS ADDED TO PAGES 17 - 19 OF THE PROSPECTUS UNDER THE HEADING "THE SEPARATE ACCOUNT AND THE PORTFOLIOS - THE FUNDS":

             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
WRL LKCM Capital Growth               Luther King Capital Management      Seeks long-term growth of capital
                                      Corporation                         through a disciplined investment
                                                                          approach focusing on companies
                                                                          with superior growth prospects.

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH ON PAGE 63 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - RATES OF RETURN":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth, WRL LKCM Capital Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the above chart does not reflect rates of return for these portfolios.

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH ON PAGE 73 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - HYPOTHETICAL ILLUSTRATIONS BASED ON SUBACCOUNT PERFORMANCE":

         Because the WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL
T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap subaccounts did not commence operations until May 3, 1999, the Fidelity VIP Equity-Income Portfolio
- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2, WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), and WRL Value Line Aggressive Growth subaccounts did not commence operations until May 1, 2000, the WRL Great Companies - Global(2) and WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000, and the WRL LKCM Capital Growth subaccount did not commence operations until February 12, 2001, there are no hypothetical illustrations for these subaccounts.

THE FOLLOWING REPLACES THE FIFTH PARAGRAPH ON PAGE 79 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth, WRL LKCM Capital Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual portfolio expense level reflects estimated expenses for each of these portfolios for 2000.

WRL00037-2/2001 - WMA